Other Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Costs [Abstract]
OneSubsea formation and integration costs	$ 51.8	$ 2.7	$ 0
Currency devaluation	9.5	0	0
Acquisition integration costs	8.0	13.2	0
Impairment of intangibles	0	17.6	0
International pension settlement costs	0	6.6	0
Indemnity settlement with BP Exploration and Production Inc.	0	0	82.5
BOP and insurance litigation costs	3.0	2.5	60.7
Costs associated with retiring the Company's 2.5% convertible debentures	0	0	14.5
Mark-to-market impact on currency derivatives not designated as accounting hedges	1.1	(15.7)	9.3
Severance, restructuring and other costs	18.6	6.6	10.4
Total other costs	$ 92.0	$ 33.5	$ 177.4
Percentage on convertible debentures (in hundredths)			2.50%